CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2013
Convertible Longterm Notes Payable Current And Noncurrent [Abstract]
CONVERTIBLE DEBENTURES
8. CONVERTIBLE DEBENTURES

On November 26, 2012, the Company entered into a Securities Purchase Agreement, with a number of institutional and accredited investors (as amended, the “2012 Purchase Agreement”) pursuant to which the Company sold in a private placement an aggregate principal amount of $14,857,200 of three-year 8% Senior Convertible Debentures(“the Debentures”). In accordance with the 2012 Purchase Agreement, the Company also issued five-year Series A warrants to purchase an aggregate of 6,190,500 shares of common stock at an initial exercise price of $4.00 per share (the “Series A Warrants”) and 18-month Series B warrants to purchase an aggregate of 6,190,500 shares of common stock at an initial exercise price of $2.40 per share (the “Series B Warrants” and together with the Series A Warrants, the “2012 Warrants”). The sale of the Debentures and 2012 Warrants, which occurred in two closings on November 26, 2012 and December 18, 2012, resulted in aggregate gross proceeds of approximately $14.9 million, before deducting placement agent fees and other transaction-related expenses of approximately $1.2 million. The 2012 Warrants were valued at $12,430,524 on issuance and recorded as a debt discount.

The conversion price of the Debentures was subject to a “full-ratchet” anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the Debentures, the applicable conversion price will be reduced to the price per share applicable to such new issuance. However, after such time as the Company has raised at least $12 million in subsequent equity financings, the conversion price of the Debentures will be subject to a customary weighted-average price adjustment with respect to new issuances. This conversion feature of the Debentures is considered an embedded derivative and was accounted for separately from the Debentures and was valued at $7,548,500 on issuance and recorded as a debt discount.

The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)

The excess fair value over proceeds on the date of issuance of approximately $5.1 million was recorded in interest expense on the statement of operations on the issuance. As of December 31, 2013 and December 31, 2012, the Company recorded amortization on the debt discount of approximately $14.9 million and $0.5 million, respectively, to interest expense. As a result of the Conversion Agreement, as discussed below, the Company accelerated the amortization of the remaining balance of debt discount of approximately $10.6 million on October 29, 2013 as the underlying debentures converted into common shares.

On October 29, 2013, the Company also entered into a Conversion Agreement (the “Conversion Agreement”) with the holders (the “Holders”) of its Debentures.

Pursuant to the Conversion Agreement, the Holders agreed to convert the entire outstanding principal amount of their Debentures, together with accrued and unpaid interest through October 29, 2013, into shares of the Company’s common stock at a conversion price of $2.40 per share for a total of approximately 6,530,154 shares, of which 345,606 shares were issued for the accrued and unpaid interest. As a result of such conversion, all of the Company’s obligations under the Debentures are fully satisfied.

As additional consideration for their agreement to convert the Debentures, the Company provided each Holder with one year of additional accrued interest at 8% per annum at conversion and extended the term of the Series B Warrants issued to the Holders in connection with their initial purchase of the Debentures to October 31, 2014. The additional year of accrued interest was satisfied by the issuance of shares of common stock at a price of $2.40 per share for a total additional issuance of approximately 494,764 shares of common stock. The Company recorded the inducement to convert the debentures as additional interest expense in the amount of approximately $1,187,433.

Pursuant to the terms of a Registration Rights Agreement entered into on November 26, 2012 in connection with the 2012 Purchase Agreement, the Company agreed to file a registration statement under the Securities Act of 1933, as amended, covering the resale of: (i) 100% of the shares of common stock issuable as payment of accrued interest under the Debentures and upon exercise of the Series A Warrants; and (ii) 150% of the shares of common stock issuable upon conversion of the Debentures and upon exercise of the Series B Warrants (collectively, the “Registrable Securities”). The Company further agreed to cause such registration statement to be filed within 30 days following the date of the Registration Rights Agreement, or by December 26, 2012, and to cause such registration statement to be declared effective within 60 days following the date of the Registration Rights Agreement, or by January 25, 2013, or, if the registration statement was subject to review by the SEC, to cause such registration statement to be declared effective within 120 days following the date of the Registration Rights Agreement, or by March 26, 2013. If such registration statement, covering 100% of the Registrable Securities, was not declared effective by the SEC by the applicable date, the Company agreed to pay liquidated damages to the investors in the amount of 2% of each investor’s aggregate investment amount per month until the registration statement is declared effective or until such earlier time as the Registrable Securities may be traded pursuant to Rule 144.

On December 26, 2012, the Company filed a registration statement seeking to register 100% of the Registrable Securities. However, the SEC determined that the number of shares the Company was seeking to register exceeded the limitations imposed by the SEC under Rule 415, and the Company was thus unable to register a significant amount of the Registrable Securities. As a result of the SEC’s determination, the Company amended the registration statement to reduce the number of Registrable Securities covered thereby by including only the shares issuable upon exercise of the Series B Warrants. As amended, the registration statement was declared effective by the SEC on April 18, 2013. Accordingly, because a registration statement covering 100% of the Registrable Securities was not declared effective by March 26, 2013, the investors each became entitled to liquidated damages in the amount of 2% of their investment amount per month, payable on March 27, 2013 and on each monthly anniversary thereafter until the Registrable Securities may be traded pursuant to Rule 144. Because the Registrable Securities could be resold by their holders under Rule 144 six months after the applicable closing date under the 2012 Purchase Agreement, the Company was required to pay the investors approximately three months’ of liquidated damages, or approximately $0.9 million in the aggregate.

On March 25, 2013, the Company and holders of approximately 80% of the principal amount of Debentures entered into an amendment to the Registration Rights Agreement, permitting the Company, in its sole discretion, to elect to pay liquidated damages resulting from the Company’s failure to successfully cause the registration statement covering the resale of 100% of the Registrable Securities to be declared effective by the SEC by March 26, 2013, by issuing shares of common stock in lieu of cash. If electing to issue shares in lieu of paying cash, the Company agreed to issue to each investor a number of shares of common stock equal to (a) the aggregate amount of liquidated damages that the Company is electing to pay to such investor in the form of shares, divided by (b) $2.40. Pursuant to the terms of the Registration Rights Agreement, because holders of over two-thirds of the Debentures consented in writing to the March 25, 2013 amendment, such amendment is binding on all holders of Registrable Securities. On March 27, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued shares of common stock to the investors in lieu of an aggregate cash payment of $297,148, representing the first installment of liquidated damages under the Registration Rights Agreement, as amended. On April 29, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued additional shares of common stock to the investors in lieu of an aggregate cash payment of $327,688, representing the second installment of liquidated damages under the Registration Rights Agreement, as amended.

In May 2013, the Company determined that investors were entitled to additional liquidated damages arising from the 2012 Purchase Agreement in the amount of $288,674.  The Company assessed that this amount should have been accrued in 2012 as part of the issuance. The Company determined that the impact of not reflecting this in 2012 was not material to the 2012 financial statements and has reflected this as interest expense in the first quarter of 2013.  This expense resulted in the issuance of additional shares and a non-cash charge in 2013. On May 27, 2013, the Company issued shares of common stock to the investors in lieu of an aggregate cash payment of $288,674, representing the third and final installment of liquidated damages under the Registration Rights Agreement, as amended. The aggregate number of shares issued in lieu of cash payments for liquidated damages under the Debentures was 380,606 shares of common stock.

In March 2013, the Company sought the agreement of the Debenture holders to amend their respective Debentures to provide for the accrual of all interest payments under such Debentures until the applicable maturity date in November or December of 2015, with such interest accruing at the rate of 8% per annum, compounding quarterly. As of October 29, 2013, the date of the Conversion Agreement, the Company had entered into such amendments with the holders of Debentures in the aggregate principal amount of $12,230,000. In connection with the Conversion Agreement, all of the accrued interest on the Debentures were converted into 345,606 shares of common stock.

The following table illustrates the components of total interest expense for 2013 and 2012 incurred under the Debentures.

	Year Ended December 31,
Interest Expense	2013	2012
Note conversion discount	$14,366,161	$5,612,863
Interest expense on 2012 debentures	2,174,244	105,034
Amortized deferred financing fees	1,709,531	48,844
Liquidated damages on 2012 debentures	319,221	594,288
Total Interest Expense	$18,569,157	$6,361,029